Property, plant and equipment	12 Months Ended
Sep. 30, 2023
Property, plant and equipment [abstract]
Property, plant and equipment	Property, plant and equipment

	Land and buildings	Leasehold improvements	Furniture, fixtures and equipment	Computer equipment	Total
	$	$	$	$	$
Cost
As at September 30, 2022	77,371	262,972	152,083	598,725	1,091,151
Additions	1,933	29,301	16,145	111,011	158,390
Disposals/retirements	(167)	(39,269)	(20,477)	(100,769)	(160,682)
Foreign currency translation adjustment	2,244	3,800	1,520	11,404	18,968
As at September 30, 2023	81,381	256,804	149,271	620,371	1,107,827
Accumulated depreciation
As at September 30, 2022	23,467	170,647	101,302	426,127	721,543
Depreciation expense (Note 24)	3,234	28,697	12,675	98,759	143,365
Impairment (Note 24)	—	2,163	423	—	2,586
Disposals/retirements	(167)	(39,269)	(20,477)	(100,769)	(160,682)
Foreign currency translation adjustment	445	3,022	787	7,485	11,739
As at September 30, 2023	26,979	165,260	94,710	431,602	718,551
Net carrying amount as at September 30, 2023	54,402	91,544	54,561	188,769	389,276
	Land and buildings	Leasehold improvements	Furniture, fixtures and equipment	Computer equipment	Total
	$	$	$	$	$
Cost
As at September 30, 2021	78,907	244,824	150,617	592,892	1,067,240
Additions	5,202	24,040	9,344	117,196	155,782
Additions - business acquisitions (Note 27c)	—	4,776	984	2,404	8,164
Disposals/retirements	(4,116)	(6,997)	(6,466)	(88,261)	(105,840)
Foreign currency translation adjustment	(2,622)	(3,671)	(2,396)	(25,506)	(34,195)
As at September 30, 2022	77,371	262,972	152,083	598,725	1,091,151
Accumulated depreciation
As at September 30, 2021	21,961	156,012	97,693	439,482	715,148
Depreciation expense (Note 24)	2,888	24,127	11,815	94,821	133,651
Impairment (Note 24)	—	858	—	—	858
Disposals/retirements	(893)	(6,958)	(6,424)	(88,261)	(102,536)
Foreign currency translation adjustment	(489)	(3,392)	(1,782)	(19,915)	(25,578)
As at September 30, 2022	23,467	170,647	101,302	426,127	721,543
Net carrying amount as at September 30, 2022	53,904	92,325	50,781	172,598	369,608